OTHER LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Total outstanding principal amounts of loans [Member]
Repayment schedule (carrying amount):
2018	$ 49,629
2019	44,176
2020	33,006
2021	11,428
2022 and on
Total	$ 138,239
U.S. Dollars [Member]
Debt Instrument [Line Items]
Interest rate	Libor + 2.00%
Repayment schedule (carrying amount):
2018	$ 5,714
2019	11,429
2020	11,429
2021	11,428
2022 and on
Total	$ 40,000
JPY [Member]
Debt Instrument [Line Items]
Interest rate	Tibor + 1.65%-2.00%
Repayment schedule (carrying amount):
2018	$ 43,915
2019	32,747
2020	21,577
2021
2022 and on
Total	$ 98,239